CAPITAL STOCK, STOCK OPTIONS, AND INCENTIVES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
CAPITAL STOCK, STOCK OPTIONS, AND INCENTIVES

NOTE 6. CAPITAL STOCK, STOCK OPTIONS, AND INCENTIVES

PREFERRED STOCK

Preferred stock, $0.001 par value, 5,000,000 shares authorized, no shares issued and outstanding as of March 31, 2026 and December 31, 2025.  The Company’s Board of Directors shall determine the rights, preferences, privileges and restrictions of the preferred stock, including dividend rights, conversion rights, voting rights, terms of redemption, liquidation preferences, sinking fund terms and the number of shares constituting any series or the designation of any series.

COMMON STOCK

Effective February 15, 2022, the number of authorized shares of common stock, $0.001 par value, was increased to 500,000,000 shares.

In February 2026, the Company issued a net total of 2,748,971 shares of common stock pursuant to the cashless exercise of warrants by a director and a significant beneficial owner. These transactions involved the exercise of warrants for 2,269,583 and 705,417 shares, respectively, resulting in the net issuance of 2,097,740 and 651,231 shares after the forfeiture of 226,029 shares to satisfy the aggregate exercise price.

On February 6, 2026, the Company issued 19,223 shares of common stock upon the conversion of $8,579 in principal and accrued interest outstanding under a convertible promissory note dated September 30, 2024. This conversion fully satisfied the Company’s obligations under the note.

Subscription Agreements

On March 13, 2026, the Company issued 80,000 shares of restricted common stock to two accredited investors at $5.00 per share for total proceeds of $400,000. This issuance included 50,000 shares sold for $250,000 to the Boreta Lifetime Trust, an entity affiliated with Ronald S. Boreta, the Company’s President, Chief Executive Officer, and Director. These shares were issued in a private placement.

Private Placement Subscription

On March 30, 2026, the Company issued 50,000 shares of restricted common stock to an accredited investor at $5.00 per share for aggregate gross proceeds of $250,000 pursuant to a Subscription Agreement. The investor was granted three-year piggyback registration rights and, pursuant to a side letter agreement, demand registration rights if the shares are not registered or eligible for resale under Rule 144 within one year of issuance, certain first opportunity rights related to future World Series of Pickleball events, and a complimentary sponsorship placement at the Company’s inaugural World Series of Pickleball event.

There were 12,683,250 shares of common stock as of March 31, 2026 and 9,785,056 shares of common stock issued and outstanding as of December 31, 2025.

WARRANTS

The following is a summary of warrants for the three months ended March 31, 2026.

	Warrants	Weighted Average Exercise Price	Intrinsic Value
Outstanding as of December 31, 2025	4,925,000	$1.77	$20,592,675
Granted	200,000	5.00	-
Exercised	(2,748,971)	0.40	-
Forfeited	(226,029)	0.40	-
Outstanding as of March 31, 2026	2,150,000	3.98	$2,550,000

Exercisable as of December 31, 2025	4,925,000	$1.77	$20,592,675
Exercisable as of March 31, 2026	2,150,000	$3.98	$2,550,000

The weighted-average remaining term of the warrants outstanding was 4.06 years as of March 31, 2026.

The Company, for consulting services agreed to be rendered, on February 3, 2026, issued to George Mackin, warrants to purchase up to 200,000 shares of the Company’s common stock, at the exercise price of $5.00 per share of common stock. The warrants expire on February 2, 2029. The warrants are exercisable as to one half of the shares of common stock immediately, and exercisable as to the remaining half of the shares of common stock one year following the grant date of the warrants.

The Company, for consulting services agreed to be rendered, on March 6, 2025, issued to Darren Cahill, warrants to purchase up to 250,000 shares of the Company’s common stock, at the exercise price of $1.70 per share of common stock. The warrants expire on March 5, 2030. The warrants are exercisable as to one half of the shares of common stock immediately, and exercisable as to the remaining half of the shares of common stock one year following the grant date of the warrants.

The Company, for consulting services agreed to be rendered, on March 6, 2025, issued to Justin Gimblestob, warrants to purchase up to 500,000 shares of the Company’s common stock, at the exercise price of $1.70 per share of common stock. The warrants expire on March 5, 2030. The warrants are exercisable as to one half of the shares of common stock immediately, and exercisable as to the remaining half of the shares of common stock one year following the grant date of the warrants.

The Company, for services agreed to be rendered as the Company’s Chief Financial Officer, on March 6, 2025, issued to Shawn Cable, warrants to purchase up to 100,000 shares of the Company’s common stock, at the exercise price of $1.70 per share of common stock. The warrants expire on March 5, 2030. The warrants are exercisable as to one half of the shares of common stock immediately, and exercisable as to the remaining half of the shares of common stock one year following the grant date of the warrants.

In connection with the Trademark Purchase Agreement discussed in greater detail under Note 5, the Company granted the Sellers warrants to purchase 50,000 shares of the Company’s common stock. The warrants have an exercise price of $5.75 per share (the closing sales price of the Company’s common stock on the last trading day prior to the entry into the Trademark Acquisition Agreement) and a three-year term and are exercisable only on a cash basis. The warrants include a 4.999% beneficial ownership limitation, which can be increased to 9.999% by either holder, with at least 61 days prior written notice to the Company.

The Company, for consulting services agreed to be rendered, on October 31, 2025, issued to Stefanie Graf, the spouse of Andre K. Agassi, a significant beneficial owner of the Company’s common stock, warrants to purchase 1,000,000 shares of the Company’s common stock, at the exercise price of $5.50 per share of common stock. The warrants expire on October 31, 2030. The warrants are exercisable as to one half of the shares of common stock immediately, and exercisable as to the remaining half of the shares of common stock one year following the grant date of the warrants.

The fair value of the warrants was $981,455 and $1,440,777, respectively, during the three months ended March 31, 2026 and 2025, which was valued using the Black-Scholes pricing model using the range of inputs as indicated below:

	For the three months Ended March 31,
	2026	2025
Risk-free interest rate	3.64%	4.06%
Expected term (in years)	3.00	5.00
Expected volatility	269.54%	263.38%
Expected dividend yield	0.00%	0.00%

The Company recognized $981,455 in stock-based compensation expense pertaining to these warrants during the three months ended March 31, 2026, based on the vesting conditions noted above.

2026 Equity Incentive Plan

On March 23, 2026, the Board of Directors adopted the Agassi Sports Entertainment Corp. 2026 Equity Incentive Plan, which became effective on the same date (the “2026 Plan”).

The 2026 Plan provides an opportunity for any employee, officer, director or consultant of the Company, subject to limitations provided by federal or state securities laws, to receive (i) nonqualified stock options; (ii) stock appreciation rights; (iii) restricted stock awards; (iv) restricted stock units; (v) shares in performance of services; (vi) other awards of equity or equity based compensation; or (vii) any combination of the foregoing. In making such determinations, the Board or Compensation Committee may take into account the nature of the services rendered by such person, his or her present and potential contribution to the Company’s success, and such other factors as the Board or Compensation Committee, in its discretion shall deem relevant.

Subject to adjustment in connection with the payment of a stock dividend, a stock split or subdivision or combination of the shares of common stock, or a reorganization or reclassification of the Company’s common stock, the aggregate number of shares of common stock which may be issued pursuant to awards under the 2026 Plan is 1,500,000.

NOTE 6. CAPITAL STOCK, STOCK OPTIONS, AND INCENTIVES

PREFERRED STOCK

Preferred stock, $0.001 par value, 5,000,000 shares authorized, no shares issued and outstanding as of December 31, 2025 and December 31, 2024.  The Company’s Board of Directors shall determine the rights, preferences, privileges and restrictions of the preferred stock, including dividends rights, conversion rights, voting rights, terms of redemption, liquidation preferences, sinking fund terms and the number of shares constituting any series or the designation of any series.

COMMON STOCK

Effective February 15, 2022, the number of authorized shares of common stock, $0.001 par value, was increased to 500,000,000 shares.

Effective on July 3, 2024, the Company issued 1,495,390 shares of common stock in exchange for the release of obligations of the Company to repay expenses in the aggregate amount of $593,670 for expenses of the Company previously paid by the related parties. The shares were issued at an implied price of $0.397 per share.

In November 2024, the Company issued an aggregate of 2,631,543 shares of restricted common stock for gross proceeds of $2,500,000, or $0.95 per share, in a private placement. In connection with this offering, the Company incurred $27,394 in offering costs.

There were 9,785,056 and 9,785,056 shares of common stock issued and outstanding as of December 31, 2025 and 2024, respectively.

WARRANTS

The following is a summary of warrants for the years ended December 31, 2025 and 2024:

	Warrants	Weighted Average Exercise Price	Intrinsic Value
Outstanding as of December 31, 2023	-	$-	$-
Granted	2,975,000	0.40	-
Exercised	-	-	-
Forfeited	-	-	-
Outstanding as of December 31, 2024	2,975,000	0.40	7,000,175
Granted	1,950,000	3.87	-
Exercised	-	-	-
Forfeited	-	-	-
Outstanding as of December 31, 2025	4,925,000	$1.77	$20,592,675

Exercisable as of December 31, 2024	2,975,000	$0.40	$7,000,175
Exercisable as of December 31, 2025	4,925,000	$1.77	$20,592,675

The weighted-average remaining term of the warrants outstanding was 3.87 years as of December 31, 2025.

The Company, for consulting services agreed to be rendered, on March 6, 2025, issued to Darren Cahill, warrants to purchase up to 250,000 shares of the Company’s common stock, at the exercise price of $1.70 per share of common stock. The warrants expire on March 5, 2030. The warrants are exercisable as to one half of the shares of common stock immediately, and exercisable as to the remaining half of the shares of common stock one year following the grant date of the warrants.

The Company, for consulting services agreed to be rendered, on March 6, 2025, issued to Justin Gimblestob, warrants to purchase up to 500,000 shares of the Company’s common stock, at the exercise price of $1.70 per share of common stock. The warrants expire on March 5, 2030. The warrants are exercisable as to one half of the shares of common stock immediately, and exercisable as to the remaining half of the shares of common stock one year following the grant date of the warrants.

The Company, for services agreed to be rendered as the Company’s Chief Financial Officer, on March 6, 2025, issued to Shawn Cable, warrants to purchase up to 100,000 shares of the Company’s common stock, at the exercise price of $1.70 per share of common stock. The warrants expire on March 5, 2030. The warrants are exercisable as to one half of the shares of common stock immediately, and exercisable as to the remaining half of the shares of common stock one year following the grant date of the warrants.

In connection with the Trademark Purchase Agreement discussed in greater detail under Note 6, the Company granted the Sellers warrants to purchase 50,000 shares of the Company’s common stock. The warrants have an exercise price of $5.75 per share (the closing sales price of the Company’s common stock on the last trading day prior to the entry into the Trademark Acquisition Agreement) and a three-year term and are exercisable only on a cash basis. The warrants include a 4.999% beneficial ownership limitation, which can be increased to 9.999% by either holder, with at least 61 days prior written notice to the Company.

In connection with the Trademark Purchase Agreement discussed in greater detail under Note 6, the Company granted the Sellers warrants to purchase 50,000 shares of the Company’s common stock. The warrants have an exercise price of $5.75 per share (the closing sales price of the Company’s common stock on the last trading day prior to the entry into the Trademark Acquisition Agreement) and a three year term and are exercisable only on a cash basis. The warrants include a 4.999% beneficial ownership limitation, which can be increased to 9.999% by either holder, with at least 61 days prior written notice to the Company.

The Company, for consulting services agreed to be rendered, on October 31, 2025, issued to Stefanie Graf, warrants to purchase 1,000,000 shares of the Company’s common stock, at the exercise price of $5.50 per share of common stock. The warrants expire on October 31, 2030. The warrants are exercisable as to one half of the shares of common stock immediately, and exercisable as to the remaining half of the shares of common stock one year following the grant date of the warrants.

The fair value of the warrants was $7,515,432 and $619,867, respectively, during the years ended December 31, 2025 and 2024, which was valued using the Black-Scholes pricing model using the range of inputs as indicated below:

	Year Ended December 31,
	2025	2024
Risk-free interest rate	3.71% - 4.06%	4.33%
Expected term (in years)	3 years - 5 years	5.00
Expected volatility	259.67% - 279.43%	244.14%
Expected dividend yield	0.00%	0.00%

The Company capitalized $283,287 in intangible asset pertaining to these warrants on May 31, 2025, based on the vesting conditions noted above. The Company recognized $7,232,145 and $619,867 in stock-based compensation expense pertaining to these warrants during the years ended December 31, 2025 and 2024, based on the vesting conditions noted above.